UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                     Old Mutual Emerging Managers Fund, LLC

                  Investment Company Act File Number: 811-21898

                                   Registrant
                     Old Mutual Emerging Managers Fund, LLC
                           c/o Larch Lane Advisors LLC
                          800 Westchester Avenue, S-618
                               Rye Brook, NY 10573
                                 (888)-266-2200

                                Agent For Service
                               Matthew Appelstein
                           c/o Larch Lane Advisors LLC
                          800 Westchester Avenue, S-618
                               Rye Brook, NY 10573
                                 (888)-266-2200


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2008 to June 30, 2009
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The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Mutual Emerging Managers Fund, LLC

/s/ Matthew Appelstein

President & Chief Executive Officer

Date:  August 25, 2009